Liquidity and Going Concern (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Accumulated deficit	$ (55,305)	$ (62,215)	$ (55,178)